INCOME TAXES - Schedule of Components of Income Tax Expense (Benefit) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Tax Disclosure [Abstract]
Current	$ 12,650	$ 10,686	$ 14,917
Deferred	953	(5,984)	(57,897)
Domestic	6,664	538	(55,456)
Foreign	6,939	4,164	12,476
Income tax expense (benefit)	$ 13,603	$ 4,702	$ (42,980)